Offerings	Nov. 14, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preference Shares of Triton International Limited
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of Triton International Limited
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of Triton International Limited
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of Triton Container International Limited
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of Triton Container International Limited
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of TAL International Container Corporation
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of TAL International Container Corporation
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,300.00
Offering Note	The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The maximum aggregate offering price of all securities issued by the Registrant pursuant to this Registration Statement on Form F-3 shall not have a maximum aggregate offering price that exceeds $3,000,000,000.00 in U.S. dollars or the equivalent thereof in any other currency. Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Triton International Limited,Triton Container International Limited and TAL International Container Corporation being registered.